ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

(US$ MILLIONS)	2017	2016
Current:
Accounts payable	$1,451	$1,325
Accrued and other liabilities (1) (2)	2,992	476
Work in progress (3)	341	239
Provisions and decommissioning liabilities	81	39
Total current	$4,865	$2,079
Non-current:
Accounts payable	$113	$91
Accrued and other liabilities (2)	435	123
Work in progress (3)	86	—
Provisions and decommissioning liabilities	139	164
Total non-current	$773	$378
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(1)	Includes bank overdrafts of $581 million as at December 31, 2017.

(2)
Includes defined benefit pension obligation of $38 million ($1 million current and $37 million non-current) and post-retirement benefits obligation of $28 million ($2 million current and $26 million non-current) as at December 31, 2017.

(3)	See Note 16 for additional information.

Disclosure of other provisions
The following table presents the change in the provision balances for the partnership:

(US$ MILLIONS)	Decommissioning liability (1)	Provisions for defects	Other	Total provisions
Balance at January 1, 2016	$192	$48	$19	$259
Additional provisions recognized	3	8	41	52
Reduction arising from payments/derecognition	(3)	(7)	(28)	(38)
Accretion expenses	9	1	—	10
Change in discount rate	(1)	—	—	(1)
Change in other estimates	(71)	—	(9)	(80)
Net foreign currency exchange differences	5	(3)	(1)	1
Balance at December 31, 2016	$134	$47	$22	$203
Additional provisions recognized	8	12	77	97
Reduction arising from payments/derecognition	(2)	(17)	(15)	(34)
Accretion expenses	7	—	—	7
Change in discount rate	(51)	—	—	(51)
Change in other estimates (2)	(14)	—	(3)	(17)
Net foreign currency exchange differences	11	3	1	15
Balance at December 31, 2017	$93	$45	$82	$220
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(1)
Decommissioning liability results primarily from ownership interest in oil and natural gas wells and facilities, mining facilities and retail gas stations. The liability represents the estimated cost to reclaim and abandon the wells and facilities and takes into account the estimated timing of the cost to be incurred in future periods. The liability was determined using a risk rate between 1.7% and 8.5% (2016: 1.8% and 6.5%) and an inflation rate between 1.4% and 2% (2016: 2%), determined as appropriate for the underlying subsidiaries.

(2)	The reduction in the decommissioning liability is due to a change in the timing of future remediation costs at one of our oil and gas subsidiaries.